Lease payable - Future payments and present value of lease payments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity
Present value of lease payments	R$ 76,797	R$ 78,604
After application of IFRS 16
Maturity
Lease payment	101,968	103,855
Financial charges	(25,171)	(25,251)
Present value of lease payments	76,797	78,604
After application of IFRS 16 | 2021
Maturity
Lease payment		26,487
After application of IFRS 16 | 2022
Maturity
Lease payment	20,878	16,398
After application of IFRS 16 | 2023
Maturity
Lease payment	20,878	16,398
After application of IFRS 16 | 2024
Maturity
Lease payment	12,539	8,777
After application of IFRS 16 | 2025
Maturity
Lease payment	11,734	8,777
After application of IFRS 16 | 2026
Maturity
Lease payment	11,734	8,777
After application of IFRS 16 | 2027
Maturity
Lease payment	11,734	8,777
After application of IFRS 16 | 2028
Maturity
Lease payment	11,734	8,777
After application of IFRS 16 | 2029
Maturity
Lease payment	R$ 737	R$ 687